Barclays Bank PLC parent condensed balance sheet (Details) - GBP (£) £ in Millions		Jun. 30, 2019		Dec. 31, 2018		Jun. 30, 2018	Dec. 31, 2017
Assets
Cash and balances at central banks		£ 123,629		£ 136,359
Cash collateral and settlement balances		101,323		74,352
Loans and advances at amortised cost		144,664		136,959
Reverse repurchase agreements and other similar secured lending		7,865		1,613
Trading portfolio assets		120,025		104,038
Financial assets at fair value through the income statement		156,243		145,250
Derivative financial instruments		244,422		222,683
Financial assets at fair value through other comprehensive income		55,856		44,994
Investments in associates and joint ventures		732		762
Goodwill and intangible assets		1,282		1,327
Property, plant and equipment		1,628	[1]	947
Current tax assets	[2]	2,041		1,713
Deferred tax assets	[2]	2,677		2,970
Retirement benefit assets	[2]	1,875		1,768
Other assets		5,004		1,965
Total assets		969,266		877,700
Liabilities
Deposits at amortised cost		215,125		199,337
Cash collateral and settlement balances		93,723		67,736
Repurchase agreements and other similar secured borrowing		5,992		7,378
Debt securities in issue		42,251		39,063
Subordinated liabilities		36,368	[2]	35,327	[2]		£ 24,193
Trading portfolio liabilities		41,335		36,614
Financial liabilities designated at fair value		229,875		217,741
Derivative financial instruments		243,004		219,592
Current tax liabilities	[2]	613		621
Deferred tax liabilities	[2]	332		0
Retirement benefit liabilities	[2]	287		283
Other liabilities		6,897	[1]	5,170
Provisions		854		1,127
Total liabilities		916,656		829,989
Equity
Called up share capital and share premium	[2]	2,348		2,348
Other equity instruments	[2]	9,402		7,595
Other reserves	[2]	4,608		3,361
Retained earnings		36,252		34,405
Total equity		52,610		47,711		£ 48,192	£ 65,734
Total liabilities and equity		969,266		877,700
Barclays Bank PLC [member]
Assets
Cash and balances at central banks		104,789		126,002
Cash collateral and settlement balances		87,509		66,196
Loans and advances at amortised cost		159,466		156,764
Reverse repurchase agreements and other similar secured lending		12,108		5,766
Trading portfolio assets		89,066		73,480
Financial assets at fair value through the income statement		180,560		179,365
Derivative financial instruments		243,388		221,247
Financial assets at fair value through other comprehensive income		54,659		43,706
Investments in associates and joint ventures		138		140
Investments in subsidiaries		16,310		14,958
Goodwill and intangible assets		117		123
Property, plant and equipment	[3]	445		103
Current tax assets		1,782		1,439
Deferred tax assets		1,080		1,249
Retirement benefit assets		1,850		1,748
Other assets		4,087		1,110
Total assets		957,354		893,396
Liabilities
Deposits at amortised cost		240,920		231,017
Cash collateral and settlement balances		77,817		56,358
Repurchase agreements and other similar secured borrowing		10,031		11,113
Debt securities in issue		28,384		26,391
Subordinated liabilities		36,137		35,085
Trading portfolio liabilities		50,940		46,626
Financial liabilities designated at fair value		220,597		216,966
Derivative financial instruments		238,992		221,590
Current tax liabilities		379		376
Deferred tax liabilities		332		0
Retirement benefit liabilities		115		124
Other liabilities	[3]	4,723		3,295
Provisions		610		818
Total liabilities		909,977		849,759
Equity
Called up share capital and share premium		2,348		2,348
Other equity instruments		31,383		30,545
Other reserves		12,168		10,361
Retained earnings		1,478		383
Total equity		47,377		43,637
Total liabilities and equity		£ 957,354		£ 893,396

[1]

Barclays Bank PLC adopted the accounting standard IFRS 16 on 1 January 2019. The impact on adoption was an increase in property, plant and equipment of £ 0.5 bn, an increase in liabilities of £ 0.5 bn, with no material impact on re tained earnings

[2]	For notes to the Financial Statements see pages 19 to 44
[3]

Barclays adopted the accounting standard IFRS 16 on 1 January 2019. The impact on adoption was an increase in property, plant and equipment of £ 0.3 bn, an increase in liabilities of £ 0.3 bn, with no material impact on retained earnings